Divestiture of Orthobiologics Business - Financial results (Details) - Orthobiologics Business - Discontinued Operations, Held-for-sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net sales	$ 25,338	$ 26,934
Cost of goods sold	17,755	17,192
Gross profit	7,583	9,742
Sales and marketing	2,345	2,170
General and administrative	576	563
Research and development	1,213	1,512
Total operating expenses	4,134	4,245
Interest expense	164
Net income (loss)	$ 3,285	$ 5,497